P.I.C PINNACLE GROWTH FUND

                          Semi-Annual Report

                            April 30, 1997

P.I.C
PINNACLE
GROWTH FUND                  Message to Shareholders


The following is an interview with the members of the investment team at Provident Investment Counsel regarding the Pinnacle Growth Fund (the "Fund").

Question: How did the Pinnacle Growth Fund perform for the six month's ended April 30, 1997?

Answer: The Fund returned 1.86% for the six months ended April 30 as compared to the broad market's return as measured by the Standard and Poor's 500 index of 14.72%. The Lipper Growth Fund Average, a group of several hundred growth mutual funds, returned 8.53% for the period. The broad market's return continued to be driven by the largest, most liquid issues as the record flows of assets in equity mutual funds drove managers into these types of names. The Fund's growth investing style, which focuses our managers on finding companies with both strong sales and earnings gains, precluded the managers from buying many of these larger companies with relatively lower rates of growth. We believe that many of the gains in earnings realized by some of these companies without large rates of change in sales growth may not be sustainable.

Question: What are some of the other factors that have driven the broad market's strong, albeit volatile performance during the last six months?

Answer: The broad market ended 1996 with extremely positive returns as the economy continued to grow very nicely with little signs of inflation. Investors with record cash flows into mutual funds were driven to continue buying the largest, most liquid issues. 1997 began with continued strong returns and then quickly retreated as the Federal Reserve Board announced that it felt compelled to raise interest rates in advance of perceived inflationary signals. The volatility subsided in April as the general consensus in the markets led investors to believe that inflation was in check and the Federal Reserve would leave interest rates alone. This thinking has proven to be correct through the Federal Reserve's most recent meeting in May.

Question: How are the Fund's holdings valued in the market relative to the broad market as of the end of April?

Answer: We believe the Fund portfolio represents a very compelling value at this time relative to the broad market. At the end of April the S&P 500 was valued at premium to its average expected growth rate of 9.00% with a price/earnings ratio of more than 17.00%.

Question: What is the outlook for the broad market and the Fund in the months ahead?

Answer: We believe the challenge ahead for the broad market, and in particular the larger "blue chip" companies that have performed so well during the past year, will be continuing to generate earnings gains without above average gains in sales. Many of the these issues have continued to show increases in earnings by making gains in productivity with the help of technology and other means without large increases in sales. Therefore we do not feel that these earnings gains are sustainable. The Fund on the other hand is built with companies that have demonstrated the ability to grow both sales and earnings and will be recognized at some point for the visibility of their growth going forward.

Question: Have there been any changes or are there any planned changes in the sector allocation for the Fund?

Answer: The Fund is built one stock at a time and although we monitor our exposure to certain sectors and the effect on performance, the Fund is managed in a bottom up approach. The sector allocation has remained fairly constant over the last year. Going forward we still expect stock selection to be a critical factor in achieving above

P.I.C
PINNACLE
GROWTH FUND            Message to Shareholders, Continued


average returns. A number of issues that have driven the broad market performance and are not currently Fund holdings, including bellwether technology stocks Intel and Hewlett Packard, have reported slowdowns and results below expectations. We feel this selective market environment is advantageous to the Fund's growth style of investing, that is, investing in those companies with sustainable earnings growth, and we are excited about the Fund's prospects over the coming months.
















Performance results of P.I.C Pinnacle Growth Fund reflect the total return of the P.I.C Growth Fund (included in another report) managed by Provident Investment Counsel prior to the effective date of the Fund's registration statement, which was 2/3/97. Both Funds invest all of their assets in shares of the P.I.C Growth Portfolio. P.I.C Growth Fund returns are restated to reflect all fees and expenses applicable to the P.I.C Pinnacle Growth Fund.

                      P.I.C PINNACLE GROWTH FUND
                   Statement of Assets and Liabilities as of April 30, 1997

-----------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------
Investment in P.I.C Growth Portfolio, at value                                            $976
Receivables:
    For investment securities sold in P.I.C Growth Portfolio                             9,328
Prepaid Expenses                                                                        10,705
-----------------------------------------------------------------------------------------------
Total Assets                                                                            21,009


-----------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------

Deferred Trustees Compensation (Note 3)                                                    762
Accrued expenses                                                                        19,272
-----------------------------------------------------------------------------------------------
Total Liabilities                                                                       20,034

-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------
Applicable to 100 shares of beneficial
interest outstanding                                                                      $975

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                                $9.75
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
SOURCE OF NET ASSETS
-----------------------------------------------------------------------------------------------
Paid-in capital                                                                         $1,000
Accumulated net investment loss                                                             (1)
Accumulated net realized loss on investments                                              (103)
Net unrealized appreciation of investments                                                  79
-----------------------------------------------------------------------------------------------
Net Assets                                                                                $975
-----------------------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements

                           P.I.C PINNACLE GROWTH FUND
           Statement of Operations for Six Months Ended April 30, 1997

---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Net investment income (loss) from Portfolio                                          $                 -

---------------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------------
         Administration fees (Note 3)                                                              4,816
         Trustees' fees                                                                            1,605
         Audit fee                                                                                 3,307
         Legal fee                                                                                 3,226
         Transfer agent's fee                                                                      4,719
         Custody and accounting services fee                                                       1,500
         Report to shareholders                                                                    1,509
         Registration fees                                                                         4,815
         Amortization of organization costs                                                            -
         Miscellaneous                                                                             1,605
         ------------------------------------------------------------------------------------------------
         Total expenses                                                                           27,102
         Less, reimbursement/waiver by Provident Investment Counsel, Inc. (Note 3)               (27,101)
         ------------------------------------------------------------------------------------------------
         Net expenses                                                                                  1

---------------------------------------------------------------------------------------------------------
Net investment loss                                                                                   (1)


---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------

         Net realized loss on investments                                                           (103)
         Change in net unrealized appreciation of investments                                         79
---------------------------------------------------------------------------------------------------------
Net loss on investments                                                                              (24)


---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                ($25)
---------------------------------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements

                           P.I.C PINNACLE GROWTH FUND
                       Statement of Changes in Net Assets

---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------------------------------------------------------
                                                                                           Feb. 3, 1997*
                                                                                              through
From operations:                                                                          April 30, 1997
---------------------------------------------------------------------------------------------------------
Net Investment loss                                                                                  ($1)
Net realized gain on investments                                                                    (103)
Change in unrealized appreciation of investments                                                      79
---------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                                 (25)

---------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest:
            Purchases of 100 shares                                                                1,000
            Redemptions of 0 shares                                                                    -
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from share transactions.                                      1,000


---------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                         975

---------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
Beginning of period                                                                                    -
---------------------------------------------------------------------------------------------------------
End of period                                                                                       $975
---------------------------------------------------------------------------------------------------------

*Commencement of operations.

Unaudited. See Notes to Financial Statements

                           P.I.C PINNACLE GROWTH FUND
                              Financial Highlights

--------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------
                                                                                       Feb. 3, 1997*
                                                                                          through
                                                                                       April 30, 1997
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                           $10.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
            Net investment loss                                                                 (0.01)
            Net realized and unrealized loss
                  on investments                                                                (0.24)
--------------------------------------------------------------------------------------------------------
Total from investment operations                                                                (0.25)
--------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                                  $9.75

--------------------------------------------------------------------------------------------------------

Total return                                                                                    -2.50%
--------------------------------------------------------------------------------------------------------

Ratios/supplemental data:

Net assets, end of period                                                                        $975
--------------------------------------------------------------------------------------------------------

Ratios to average net assets:+**
            Expenses                                                                             0.35%~
            Net investment loss                                                                 -0.35%~

*Commencement of operations.

+Net of expense reimbursements.

**Includes the Fund's shares of expenses, net of fee waivers and expense reimbursements, allocated from P.IC Growth Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and P.IC Growth Portfolio, had not been made, the ratio of expenses to average net assets would have been 11747.30%.


~Annualized.

Unaudited. See Notes to Financial Statements

P.I.C
-----
PINNACLE                  Notes to Financial Statements
--------
GROWTH FUND
-----------

1 - ORGANIZATION

         P.I.C Investment Trust (the "Trust") was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $0.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust currently offers six separate series: P.I.C Pinnacle Balanced Fund (formerly P.I.C Institutional Balanced Fund), P.I.C Growth Fund (formerly P.I.C Institutional Growth fund), P.I.C Pinnacle Growth Fund, P.I.C Small Company Growth Fund (formerly P.I.C Institutional Small Cap. Fund), P.I.C Pinnacle Small Company Growth Fund, and P.I.C Small Cap. Growth Fund (each a "Fund" and collectively the "Funds"). The Funds invest substantially all of their assets in the respective Portfolios, a separate registered management investment company having the same investment objective as the Funds. The Financial Statements of the P.I.C Growth Fund, P.I.C Small Company Growth Fund, P.I.C Pinnacle Balanced Fund, P.I.C Pinnacle Small Company Growth Fund, and P.I.C Small Cap Growth Fund, are in separate reports.

2 - SIGNIFICANT ACCOUNTING POLICIES

         The  following  is  a  summary  of  significant   accounting   policies
consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation. The Funds reflect their investments in the Portfolio at their proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

B. Investment Income and Dividends to Shareholders. The Fund earns income, net of the expenses of the Portfolio, daily on their investments in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

P.I.C
-----
PINNACLE           Notes to Financial Statements, continued
--------
GROWTH FUND
-----------

3 - TRANSACTIONS WITH AFFILIATES

         The Trust has entered into an administration agreement with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration
Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Fund at the rate of 0.20% of its average net assets of the Fund, but waived its fee of $0 for the six months ended April 30, 1997. PIC has voluntarily taken to limit the Fund's expenses, including those expenses allocated from the Portfolio, to not exceed 1.35% of the Fund's average net assets. The amount of reimbursement for the six months ended April 30, 1997 was $27,101. ICAC receives an annual fee for its services at the rate of $15,000.

         First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services. The Distributor is an affiliate of the Administrator.

         On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Fund. Trustees can elect to receive payment in cash or defer payments provided for in the Plan.

4 - DISTRIBUTION PLAN

         The Trust on behalf of the Pinnacle Growth Fund, has approved a Distribution Plan (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that each Fund will pay a fee to the Distributor at an annual rate of 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred on distribution of Fund's shares.

5 - INVESTMENT TRANSACTIONS

         Additions and reductions in the Fund's investment in the Portfolio aggregated $1,000 and $0, respectively.

                             P.I.C GROWTH PORTFOLIO
                  Statement of Net Assets as of April 30, 1997

                                                                                             Percent of
                                                          Shares              Value          Net Assets
EQUITY SECURITIES - 91.3%
Banks - 1.1%
Wells Fargo & Co.                                          5,200    $        1,387,100                1.1%

Business Services - 1.1%
Danka Business System PLC, Sponsored ADR                  36,279             1,108,776                0.9%
Ikon Office Solutions, Inc.                                9,208               247,465                0.2%
                                                                    -------------------  ------------------
            Total Business Services                                          1,356,241                1.1%

Chemicals - 1.1%
Monsanto Company                                          30,836             1,318,239                1.1%

Computer Services - 2.7%
Computer Sciences Corp.*                                  18,033             1,127,062                0.9%
Paychex, Inc.                                             25,093             1,174,665                1.0%
Sungard Data Systems, Inc.                                21,600               958,500                0.8%
                                                                    -------------------  ------------------
            Total Computer Services                                          3,260,227                2.7%

Computer Software - 7.6%
Mircrosoft Corp.*                                         76,156             9,252,953                7.6%

Cosmetics & Soaps - 2.3%
The Gillette Company                                      33,259             2,827,015                2.3%

Credit and Finance - 3.4%
MBNA Corporation                                         125,855             4,153,215                3.4%

Discount - 1.3%
Costco Companies, Inc.*                                   53,600             1,547,700                1.3%

Diversified - 1.9%
Tyco International Ltd.                                   37,880             2,310,680                1.9%

Electronics - 2.7%
Texas Instruments, Inc.                                   36,000             3,213,000                2.7%

Energy - 1.0%
AES Corp.*                                                17,625             1,150,031                1.0%

Entertainment & Leisure - 6.3%
British Sky Broadcasting Group                            36,424             2,030,638                1.7%
Hospitality Franchise System, Inc.*                       55,973             3,316,341                2.8%
The Walt Disney Co.                                       27,240             2,233,680                1.8%
                                                                    -------------------  ------------------
            Total Entertainment & Leisure                                    7,580,659                6.3%

Financial Services - 5.4%
Associates First Capital Corp.                            32,830             1,682,538                1.4%
First Data Corp.                                          88,944             3,068,568                2.5%
State Street Bank                                         19,600             1,543,500                1.3%
Synovus Financial Corp.                                    8,584               208,162                0.2%
                                                                    -------------------  ------------------
            Total Financial Services                                         6,502,768                5.4%

Unaudited. See Notes to Financial Statements

                             P.I.C GROWTH PORTFOLIO
                  Statement of Net Assets as of April 30, 1997

                                                                                             Percent of
                                                          Shares              Value          Net Assets
Funeral Services - 1.3%
Service Corp. International                               45,693    $        1,564,985                1.3%

Gaming - 0.6%
Mirage Resorts, Inc.*                                     37,849               761,711                0.6%

Health Industry Services - 1.5%
Healthsouth Corp.*                                        92,230             1,821,543                1.5%

Health Maintenance Organizations - 2.5%
Oxford Health Plans, Inc.*                                46,442             3,059,366                2.5%

Insurance - 3.2%
Aetna, Inc.                                                3,000               273,375                0.2%
American International Group, Inc.                        16,412             2,108,942                1.7%
MGIC Investment Corp.                                     18,169             1,476,230                1.2%
                                                                    -------------------  ------------------
            Total Insurance                                                  3,858,547                3.2%

Medical Instruments - 4.1%
Boston Scientific Corp.*                                  29,546             1,425,595                1.2%
Medtronic, Inc.                                           51,152             3,542,276                2.9%
                                                                    -------------------  ------------------
            Total Medical Instruments                                        4,967,871                4.1%

Medical/Dental  Services - 1.3%
Cardinal Health, Inc.                                     29,741             1,583,708                1.3%

Miscellaneous - 1.2%
Republic Industries, Inc.*                                59,676             1,480,711                1.2%

Mortgage and Related Services - 4.4%
Federal Home Loan Mortgage Corp.                          92,719             3,813,069                3.2%
Federal National Mortgage Association                     48,216             1,536,885                1.2%
                                                                    -------------------  ------------------
            Total Mortgage and Related Services                              5,349,954                4.4%

Networking - 1.1%
Tellabs, Inc.*                                            34,400             1,371,700                1.1%

Oil & Gas Production  - 3.0%
Global Marine, Inc.*                                      43,600               877,450                0.7%
Schlumberger Ltd., Curacao                                25,400             2,813,050                2.3%
                                                                    -------------------  ------------------
            Total Oil & Gas Production                                       3,690,500                3.0%

Oil Refining\Marketing - 0.9%
Tosco Corp.                                               37,875             1,122,047                0.9%

Pharmaceuticals - 13.4%
Amgen, Inc.                                                9,084               534,821                0.4%
Elan Corp., PLC,  ADR*                                    31,557             1,072,938                0.9%
Lilliy (Eli), and Co.                                     42,835             3,764,126                3.1%
Merck & Co., Inc.                                         29,014             2,625,767                2.2%
Pfizer, Inc.                                              64,342             6,176,832                5.1%

Unaudited. See Notes to Financial Statements

                             P.I.C GROWTH PORTFOLIO
                  Statement of Net Assets as of April 30, 1997

                                                                                             Percent of
                                                          Shares              Value          Net Assets
Pharmaceuticals - Continued
Walgreen Co.                                              13,200    $          607,200                0.5%
Warner Lambert Co.                                        14,800             1,450,400                1.2%
                                                                    -------------------  ------------------
            Total Pharmaceuticals                                           16,232,084               13.4%

Retail - 2.0%
CVs Corp.                                                 23,900             1,186,038                1.0%
Dollar General Corp.                                      36,700             1,160,638                1.0%
                                                                    -------------------  ------------------
            Total Retail                                                     2,346,676                2.0%

Specialty Chains - 1.7%
CUC International, Inc.*                                  34,813               735,425                0.6%
Kohls Corp.*                                              26,179             1,279,499                1.1%
                                                                    -------------------  ------------------
            Total Specialty Chains                                           2,014,924                1.7%

Supermarkets - 1.4%
Safeway, Inc. *                                           38,375             1,712,484                1.4%

Telecommunications - 7.5%
ADC Telecommunications, Inc.*                             28,282               738,867                0.6%
Andrew Corp.*                                             18,406               455,549                0.4%
Ericsson, (L.M.) Telephone Co., ADR                      139,140             4,678,583                3.9%
Lucent Technologies, Inc.                                 52,550             3,107,019                2.6%
                                                                    -------------------  ------------------
            Total Telecommunications                                         8,980,018                7.5%

Telephone - 0.6%
Worldcom, Inc.*                                           31,150               747,600                0.6%

Textiles and Shoes - 0.9%
Gucci Group N.V.                                           2,635               182,803                0.2%
Tommy Hilfiger Corp.*                                     21,534               855,977                0.7%
                                                                    -------------------  ------------------
            Total Textiles and Shoes                                         1,038,780                0.9%

Tobacco - 0.8%
Philip Morris Cos., Inc.                                  23,500               925,313                0.8%
            Total Equity Securities (Cost $79,583,868)                     110,490,350               91.3%

                                                       Principal
COMMERCIAL PAPER - 6.6                                  Amount

Ford Motor Credit Co., 5.5295%, 5/15/97              $ 4,000,000             4,000,000                3.3%
General Electric Capital Corp., 5.520%, 5/29/97        4,000,000             4,000,000                3.3%
                                                                    -------------------  ------------------
            Total Commercial Paper (Cost $8,000,000)                         8,000,000                6.6%

REPURCHASE AGREEMENTS - 2.8%
Lehman Brothers On-Line Repurchase Agreement
4.99%, dated 4/30/97, due 05/01/97, collateralized by
$3,483,418 U.S. Treasury Bill, 7.87%, due 2/15/2021
(Cost $3,396,800)                                      3,396,800             3,396,800                2.8%

            Total Investments (Cost $90,980,668)                           121,887,150

Unaudited. See Notes to Financial Statements

                             P.I.C GROWTH PORTFOLIO
                  Statement of Net Assets as of April 30, 1997

                                                                                             Percent of
                                                                              Value          Net Assets
OTHER ASSETS - 0.4%
Cash                                                                $               10
Receivables:
    Investment securities sold                                                 360,774
    Dividends and interest                                                     113,738
Deferred organization costs                                                         51
Other assets                                                                    23,317
                                                                    -------------------
            Total Other Assets                                                 497,890                0.4%

LIABILITIES - (1.1%)
Investment securities purchases                                              1,244,275
Deferred compensation to Trustees                                               11,047
Accrued expenses                                                               114,134
                                                                    -------------------
            Total Liabilities                                                1,369,456               (1.1%)

TOTAL NET ASSETS - 100.0%                                                  121,015,584              100.0%
                                                                    ===================

*None income producing security.

Unaudited. See Notes to Financial Statements

                             P.I.C GROWTH PORTFOLIO
           Statement of Operations for Six Months Ended April 30, 1997

--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
Income:
         Dividends                                                                             $391,766
         Interest                                                                               150,714
--------------------------------------------------------------------------------------------------------
         Total income                                                                           542,480

--------------------------------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------------------------------
         Investment advisory fee (Note 3)                                                       471,376
         Administration fee                                                                      58,922
         Accounting services fee                                                                 34,267
         Custodian fee                                                                           16,326
         Audit fee                                                                               12,051
         Trustees' fees                                                                           8,480
         Miscellaneous                                                                            5,306
         Amortization of organization costs                                                       4,959
         Legal fees                                                                               2,480
         -----------------------------------------------------------------------------------------------
         Total expenses                                                                         614,167
         Less, reimbursement/waiver from Advisor (Note 3)                                       (24,947)
         -----------------------------------------------------------------------------------------------
         Net expenses                                                                           589,220

--------------------------------------------------------------------------------------------------------
Net investment loss                                                                             (46,740)


--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
--------------------------------------------------------------------------------------------------------

         Net realized gain on security transactions                                           6,138,825
         Change in net unrealized appreciation of investments                                 2,833,494
--------------------------------------------------------------------------------------------------------
Net gain on investments                                                                       8,972,319


--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $8,925,579
--------------------------------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements

                             P.I.C GROWTH PORTFOLIO
                       Statement of Changes in Net Assets

----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------
                                                                              Six Months                   Year
                                                                                ended                      ended
From operations:                                                            April 30, 1997           October 31, 1996
----------------------------------------------------------------------------------------------------------------------
Net Investment (loss) Income                                                       ($46,740)                 ($34,806)
Net realized gain on investments                                                  6,138,825                17,614,277
Change in net unrealized appreciation (depreciation) of investments               2,833,494               (28,383,014)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   8,925,579               (10,803,543)

----------------------------------------------------------------------------------------------------------------------
Transactions in interests:
            Contributions by Holders                                             10,553,110                19,462,190
            Withdrawals by Holders                                              (14,562,634)             (122,401,366)
----------------------------------------------------------------------------------------------------------------------
            Net decrease in net assets from transactions interests               (4,009,524)             (102,939,176)

----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                           4,916,055              (113,742,719)

----------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                             116,099,529               229,842,248
----------------------------------------------------------------------------------------------------------------------
End of period                                                                  $121,015,584              $116,099,529
----------------------------------------------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements

                             P.I.C GROWTH PORTFOLIO
                               Selected Ratio Data

----------------------------------------------------------------------------------------------------------------------------------
                                            Six months        Year          Year           Year           Year     June 11, 1992*
                                               ended         ended          ended          ended         ended         ended
                                          April 30, 1997 Oct. 31, 1996  Oct. 31, 1995  Oct. 31, 1994 Oct. 31, 1993 Oct. 31, 1992
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:++
Operating expenses                               1.00%+        1.00%          1.00%          1.00%         1.00%         1.00%+
Net investment (loss) income                     0.08%+       (0.04%)         0.08%          0.10%         0.17%         0.70%+

Portfolio turnover rate                         24.34%        64.09%         54.89%         68.26%        43.20%         7.42%

Average commission rate paid**                $0.0434       $0.0440           -              -             -             -

*Commencement of Operations.

++Net of expense reimbursements equivalent to 0.04%, 0.04%, 0.01%, 0.01%, 0.09% and 0.39% of average net assets, respectively.

+Annualized.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.


Unaudited. See Notes to Financial Statements

P.I.C
-----
GROWTH                    Notes to Financial Statements
------
PORTFOLIO
---------


1 - ORGANIZATION

         P.I.C Growth Portfolio (the "Portfolio") was organized on December 11, 1991 as a trust under the laws of the State of New York. The beneficial interests in the Portfolio is divided into an unlimited number of non-transferable interests, par value $.01. The Portfolio is registered under the Investment Company Act of 1940 as open-end, diversified management investment company.

2 - SIGNIFICANT ACCOUNTING POLICIES

         The  following  is  a  summary  of  significant   accounting   policies
consistently followed by the Portfolio. These policies are in conformity with generally accepted accounting principles.

A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

B. Federal Income Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

C. Deferred Organization Expense. Organization costs of the Portfolios is being amortized on a straight line basis over a period of sixty months. During the amortization period the proceeds of any redemption of the original Interests in the Portfolio by any Holder thereof will be reduced by a pro rata portion of any then unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.

D. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

E. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

P.I.C
-----
GROWTH              Notes to Financial Statements - continued
------
PORTFOLIO
---------


3 - TRANSACTIONS WITH AFFILIATES

         The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Portfolio and furnish office facilities.

         PIC receives a fee for its services to the Portfolio at the annual rate of 0.80% of its average net assets of the Portfolio.

         During the six months ended April 30, 1997, PIC waived its fees to the Growth Portfolio in the amount of $24,947.

         ICAC receives for its services a fee at the annual rate of 0.10% of the average net assets of the Portfolio. Fees paid to ICAC for the six months ended April 30, 1997 is stated on the Portfolio's Statement of Operations.

         On December 19, 1995, the Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan.

4 - INVESTMENT TRANSACTIONS

         The aggregate purchases and sales of investment securities, other than short-term obligations, for the six months ended April 30, 1997, is as follows:

                                       Purchases                   Sales
                                       ---------                   -----
Growth Portfolio                      $27,345,954              $36,955,499

The aggregate unrealized appreciation and depreciation of investment securities at April 30, 1997, based on costs for federal income tax purposes, is as follows:

                              Tax                 Gross               Gross
                            Costs of            Unrealized          Unrealized
                           Investments         Appreciation        Depreciation
                           -----------         ------------        ------------
Growth Portfolio           $90,980,668          $32,100,993         $1,194,510

P.I.C
PINNACLE
--------
GROWTH
------
FUND                          Trustees and Officers
----

TRUSTEES AND OFFICERS - P.I.C INVESTMENT TRUST

Jeffrey J. Miller, Trustee and President
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee
Jeffrey D. Lovell, Trustee
Wayne H. Smith, Trustee
Thad M. Brown, Vice President, Secretary and Treasurer

TRUSTEES AND OFFICERS - P.I.C GROWTH PORTFOLIO

Jeffrey J. Miller, Trustee and President
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Bernard J. Johnson, Trustee Emeritus
Thad M. Brown, Vice President, Secretary and Treasurer

LEGAL COUNSEL - P.I.C INVESTMENT TRUST

Shereff, Friedman, Hoffman & Goodman

LEGAL COUNSEL - P.I.C GROWTH PORTFOLIO

Paul, Hastings, Janofsky & Walker, LLP

INDEPENDENT AUDITORS

McGladrey & Pullen, LLP





This report is intended for the information of shareholders of P.I.C Pinnacle Growth Fund and should not be used as sales literature unless preceded or accompanied by a current prospectus.